Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
16.	Segment Reporting

We monitor and assess our ongoing operations and results by three primary operating segments — the Consumer Lending operating segment, the Business Services operating segment and the FFELP Loan operating segment. These three operating segments meet the quantitative thresholds for reportable segments. Accordingly, the results of operations of our Consumer Lending, Business Services and FFELP Loans segments are presented separately. We have smaller operating segments that consist of business operations that have either been discontinued or are winding down. These operating segments do not meet the quantitative thresholds to be considered reportable segments. As a result, the results of operations for these operating segments (Purchased Paper business and mortgage and other loan business) are combined with gains/losses from the repurchase of debt, the financial results of our corporate liquidity portfolio and all overhead within the Other reportable segment. The management reporting process measures the performance of our operating segments based on our management structure, as well as the methodology we used to evaluate performance and allocate resources. Management, including our chief operating decision makers, evaluates the performance of our operating segments based on their profitability. As discussed further below, we measure the profitability of our operating segments based on “Core Earnings.” Accordingly, information regarding our reportable segments is provided based on a “Core Earnings” basis.

Consumer Lending Segment

In this segment, we originate, acquire, finance and service Private Education Loans. The Private Education Loans we make are primarily to bridge the gap between the cost of higher education and the amount funded through financial aid, federal loans or customers’ resources. We will continue to offer loan products to parents and graduate students where we believe we are competitive with similar federal education loan products. In this segment, we earn net interest income on the Private Education Loan portfolio (after provision for loan losses) as well as servicing fees, consisting primarily of late fees. Operating expenses for this segment include costs incurred to acquire and service our loans.

Private Education Loans bear the full credit risk of the customer and cosigner. We manage this risk by underwriting and pricing based upon customized credit scoring criteria and the addition of qualified cosigners. For the year ended December 31, 2012, our annual charge-off rate for Private Education Loans (as a percentage of loans in repayment) was 3.4 percent, as compared to 3.7 percent for the prior year.

In 2012, we originated $3.3 billion of Private Education Loans, an increase of 22 percent and 45 percent from years ended December 31, 2011 and 2010, respectively. As of December 31, 2012 and 2011, we had $36.9 billion and $36.3 billion of Private Education Loans outstanding, respectively. At December 31, 2012, 52 percent of our Private Education Loan portfolio was funded to term with non-recourse, long-term securitization debt.

Since the beginning of 2006, virtually all of our Private Education Loans have been originated and funded by the Bank, a Utah industrial bank subsidiary regulated by the UDFI and the FDIC. At December 31, 2012, the Bank had total assets of $9.1 billion including $5.5 billion in Private Education Loans. As of the same date, the Bank had total deposits of $7.8 billion. The Bank relies on both retail and brokered deposits to fund its assets and periodically sells originated Private Education Loans to affiliates for inclusion in securitization trusts or collection. The Bank is also a key component of our Upromise Rewards business. Sallie Mae and its affiliates provide services and technology support to the Bank through various service level agreements.

We face competition for Private Education Loans from a group of the nation’s larger banks and local credit unions.

The following table includes asset information for our Consumer Lending segment.

	December 31,
(Dollars in millions)	2012	2011
Private Education Loans, net	$36,934	$36,290
Cash and investments(1)	2,731	3,113
Other	3,275	3,595

Total assets	$42,940	$42,998

(1)	Includes restricted cash and investments.

Business Services Segment

Our Business Services segment generates the majority of its revenue from servicing our FFELP Loan portfolio and from performing servicing default aversion and contingency collections work on behalf of Guarantors of FFELP Loans and other institutions. With the elimination of FFELP in July 2010, these FFELP-related revenue sources will continue to decline.

•

Servicing revenues from the FFELP Loans we own and manage represent intercompany charges to the FFELP Loans segment at rates paid to us by the trusts which own the loans. These fees are legally the first payment priority of the trusts and exceed the actual cost of servicing the loans. Intercompany loan servicing revenues were $670 million in 2012 compared with $739 million in 2011. Intercompany loan servicing revenues will decline as the FFELP Loan portfolio amortizes. Prepayments of FFELP Loans could further accelerate the rate of decline.

•	In 2012, we earned account maintenance fees and default aversion fees on FFELP Loans serviced for Guarantors of $41 million, down from $46 million in 2011. These fees will continue to decline as the portfolio amortizes. Prepayments of FFELP Loans could further accelerate the rate of decline.

•	In 2012, contingency collection revenue from Guarantor clients totaled $264 million, compared to $246 million from the prior year. We anticipate these revenues will begin to decline steadily in 2013.

Our primary Business Services activities that are not directly related to the FFELP include:

Upromise

Upromise generates transaction fees through our Upromise consumer savings network; through December 31, 2012, members have earned approximately $730 million in rewards by purchasing products at hundreds of online retailers, booking travel, purchasing a home, dining out, buying gas and groceries, using the Upromise World MasterCard, or completing other qualified transactions. We earn a fee for the marketing and administrative services we provide to companies that participate in the Upromise savings network. We also compete with other loyalty shopping services and companies.

ED Collection and Servicing Contracts

Since 1997, we have provided collection services on defaulted student loans to ED. The current contract runs through December 31, 2013, with one six-month renewal option by ED. There are 21 other collection providers, of which we compete with 16 providers for account allocation based on quarterly performance metrics. The remaining five providers are small businesses who are ensured a particular allocation of business. As a consistent top performer, our share of allocated accounts has ranged from six percent to eight percent for this contract period. In addition, we were ranked first in the last quarterly performance metric and have been ranked first in the long-term performance metric, which is based on the past seven quarterly performance metrics, since the commencement of this contract.

In the second quarter of 2009, ED named Sallie Mae as one of four servicers awarded a servicing contract (the “ED Servicing Contract”) to service all newly disbursed federal loans owned by ED. The ED Servicing Contract covers, among other things, all new Direct Loans disbursed by, or sold to, ED since the contract award date and may extend to Direct Loans originated prior to that date. The contract spans five years with one, five-year renewal at the option of ED. We compete for Direct Loan servicing volume from ED with the three other servicing companies with whom we share the contract. New account allocations for the upcoming contract year are awarded annually based on each company’s performance on five different metrics over the most recently ended contract year: defaulted borrower count, defaulted borrower dollar amount, a survey of borrowers, a survey of schools and a survey of ED personnel (the “ED Scorecard”). Pursuant to the contract terms related to annual volume allocation of new loans, the maximum any servicer could be awarded is 40 percent of net new borrowers in that contract year. Our share of new loans serviced for ED under the ED Servicing Contract decreased to 15 percent in 2012 from 26 percent in the prior contract year as a result of our decrease in our relative standing, as compared to other servicing companies, on the ED Scorecard. We are servicing approximately 4.3 million accounts under the ED Servicing Contract as of December 31, 2012 and generated $84 million of revenue under the contracts for the year ended December 31, 2012.

At December 31, 2012 and 2011, the Business Services segment had total assets of $867 million and $912 million, respectively.

FFELP Loans Segment

Our FFELP Loans segment consists of our FFELP Loan portfolio and the underlying debt and capital funding the loans. FFELP Loans are insured or guaranteed by state or not-for-profit agencies and are also protected by contractual rights to recovery from the United States pursuant to guaranty agreements among ED and these agencies. These guarantees generally cover at least 97 percent of a FFELP Loan’s principal and accrued interest for loans disbursed. In the case of death, disability or bankruptcy of the borrower, these guarantees cover 100 percent of the loan’s principal and accrued interest.

At December 31, 2012, we held $125.6 billion of FFELP Loans, of which 82 percent were funded to term with non-recourse, long-term securitization debt. As a result of the long-term funding used in the FFELP Loan portfolio and the insurance and guarantees provided on these loans, the net interest margin recorded in the FFELP Loans segment is relatively stable and the capital we choose to retain with respect to the segment is modest. In addition to the net interest margin, we earn fee income largely from late fees on the loans.

Our FFELP Loan portfolio will amortize over approximately 20 years. Our goal is to maximize the cash flow generated by the portfolio. We will seek to acquire other third-party FFELP Loan portfolios to add net interest income and servicing revenue.

The Higher Education Act (the “HEA”) continues to regulate every aspect of the FFELP, including ongoing communications with borrowers and default aversion requirements. Failure to service a FFELP Loan properly could jeopardize the insurance and guarantees and federal support on these loans. The insurance and guarantees on our existing loans were not affected by the July 2010 termination of the FFELP program.

The following table includes asset information for our FFELP Loans segment.

	December 31,
(Dollars in millions)	2012	2011
FFELP Loans, net	$125,612	$138,130
Cash and investments(1)	5,766	6,067
Other	4,286	4,415

Total assets	$135,664	$148,612

(1)	Includes restricted cash and investments.

Other Segment

The Other segment consists primarily of the financial results related to activities of our holding company, including the repurchase of debt, the corporate liquidity portfolio and all overhead. We also include results from smaller wind-down and discontinued operations within this segment. Overhead expenses include costs related to executive management, the board of directors, accounting, finance, legal, human resources, stock-based compensation expense and information technology costs related to infrastructure and operations.

At December 31, 2012 and 2011, the Other segment had total assets of $1.8 billion and $823 million, respectively.

Measure of Profitability

The tables below include the condensed operating results for each of our reportable segments. Management, including the chief operating decision makers, evaluates the Company on certain performance measures that we refer to as “Core Earnings” performance measures for each operating segment. We use “Core Earnings” to manage each business segment because “Core Earnings” reflect adjustments to GAAP financial results for two items, discussed below, that create significant volatility mostly due to timing factors generally beyond the control of management. Accordingly, we believe that “Core Earnings” provide management with a useful basis from which to better evaluate results from ongoing operations against the business plan or against results from prior periods. Consequently, we disclose this information as we believe it provides investors with additional information regarding the operational and performance indicators that are most closely assessed by management. The two items adjusted for in our “Core Earnings” presentations are (1) our use of derivative instruments to hedge our economic risks that do not qualify for hedge accounting treatment or do qualify for hedge accounting treatment but result in ineffectiveness and (2) the accounting for goodwill and acquired intangible assets. The tables presented below reflect “Core Earnings” operating measures reviewed and utilized by management to manage the business. Reconciliation of the “Core Earnings” segment totals to our consolidated operating results in accordance with GAAP is also included in the tables below.

Our “Core Earnings” performance measures are not defined terms within GAAP and may not be comparable to similarly titled measures reported by other companies. Unlike financial accounting, there is no comprehensive, authoritative guidance for management reporting. The management reporting process measures the performance of the operating segments based on the management structure of the Company and is not necessarily comparable with similar information for any other financial institution. Our operating segments are defined by the products and services they offer or the types of customers they serve, and they reflect the manner in which financial information is currently evaluated by management. Intersegment revenues and expenses are netted within the appropriate financial statement line items consistent with the income statement presentation provided to management. Changes in management structure or allocation methodologies and procedures may result in changes in reported segment financial information.

Segment Results and Reconciliations to GAAP

	Year Ended December 31, 2012
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments			Total GAAP
							Reclassifications	Additions/ (Subtractions)	Total Adjustments(2)
Interest income:
Student loans	$2,481	$—	$2,744	$—	$—	$5,225	$858	$(351)	$507	$5,732
Other loans	—	—	—	16	—	16	—	—	—	16
Cash and investments	7	7	11	2	(6)	21	—	—	—	21

Total interest income	2,488	7	2,755	18	(6)	5,262	858	(351)	507	5,769
Total interest expense	822	—	1,591	37	(6)	2,444	115	2 (4)	117	2,561

Net interest income (loss)	1,666	7	1,164	(19)	—	2,818	743	(353)	390	3,208
Less: provisions for loan losses	1,008	—	72	—	—	1,080	—	—	—	1,080

Net interest income (loss) after provisions for loan losses	658	7	1,092	(19)	—	1,738	743	(353)	390	2,128
Servicing revenue	46	813	90	—	(670)	279	—	—	—	279
Contingency revenue	—	356	—	—	—	356	—	—	—	356
Gains on debt repurchases	—	—	—	145	—	145	—	—	—	145
Other income (loss)	—	33	—	15	—	48	(743)	159 (5)	(584)	(536)

Total other income (loss)	46	1,202	90	160	(670)	828	(743)	159	(584)	244
Expenses:
Direct operating expenses	265	364	702	12	(670)	673	—	—	—	673
Overhead expenses	—	—	—	224	—	224	—	—	—	224

Operating expenses	265	364	702	236	(670)	897	—	—	—	897
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	27	27	27
Restructuring expenses	3	3	—	5	—	11	—	—	—	11

Total expenses	268	367	702	241	(670)	908	—	27	27	935

Income (loss) from continuing operations, before income tax expense (benefit)	436	842	480	(100)	—	1,658	—	(221)	(221)	1,437
Income tax expense (benefit)(3)	157	303	173	(36)	—	597	—	(99)	(99)	498

Net income (loss) from continuing operations	279	539	307	(64)	—	1,061	—	(122)	(122)	939
Income (loss) from discontinued operations, net of tax expense (benefit)	(2)	—	—	1	—	(1)	—	(1)	(1)	(2)

Net income (loss)	277	539	307	(63)	—	1,060	—	(123)	(123)	937
Less: net loss attributable to noncontrolling interest	—	(2)	—	—	—	(2)	—	—	—	(2)

Net income (loss) attributable to SLM Corporation	$277	$541	$307	$(63)	$—	$1,062	$—	$(123)	$(123)	$939

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2012
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$390	$—	$390
Total other loss	(584)	—	(584)
Goodwill and acquired intangible assets impairment and amortization	—	27	27

Total “Core Earnings” adjustments to GAAP	$(194)	$(27)	(221)

Income tax benefit			(99)
Loss from discontinued operations, net of tax benefit			(1)

Net loss			$(123)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $42 million of “other derivative accounting adjustments.”
(5)	Represents the $115 million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $42 million of “other derivative accounting adjustments.”

	Year Ended December 31, 2011
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments				Total GAAP
							Reclassifications	Additions/ (Subtractions)		Total Adjustments(2)
Interest income:
Student loans	$2,429	$—	$2,914	$—	$—	$5,343	$902	$(355)		$547	$5,890
Other loans	—	—	—	21	—	21	—	—		—	21
Cash and investments	9	8	5	5	(8)	19	—	—		—	19

Total interest income	2,438	8	2,919	26	(8)	5,383	902	(355)		547	5,930
Total interest expense	801	—	1,472	54	(8)	2,319	71	11	(4)	82	2,401

Net interest income (loss)	1,637	8	1,447	(28)	—	3,064	831	(366)		465	3,529
Less: provisions for loan losses	1,179	—	86	30	—	1,295	—	—		—	1,295

Net interest income (loss) after provisions for loan losses	458	8	1,361	(58)	—	1,769	831	(366)		465	2,234
Servicing revenue	64	872	86	—	(739)	283	—	—		—	283
Contingency revenue	—	333	—	—	—	333	—	—		—	333
Gains on debt repurchases	—	—	—	64	—	64	(26)	—		(26)	38
Other income (loss)	(9)	69	—	(6)	—	54	(805)	(174	)(5)	(979)	(925)

Total other income (loss)	55	1,274	86	58	(739)	734	(831)	(174)		(1,005)	(271)
Expenses:
Direct operating expenses	291	393	772	19	(739)	736	—	—		—	736
Overhead expenses	—	—	—	269	—	269	—	—		—	269

Operating expenses	291	393	772	288	(739)	1,005	—	—		—	1,005
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	21		21	21
Restructuring expenses	3	5	1	3	—	12	—	—		—	12

Total expenses	294	398	773	291	(739)	1,017	—	21		21	1,038

Income (loss) from continuing operations, before income tax expense (benefit)	219	884	674	(291)	—	1,486	—	(561)		(561)	925
Income tax expense (benefit)(3)	81	325	248	(107)	—	547	—	(219)		(219)	328

Net income (loss) from continuing operations	138	559	426	(184)	—	939	—	(342)		(342)	597
Income (loss) from discontinued operations, net of tax expense (benefit)	(2)	5	—	34	—	37	—	(2)		(2)	35

Net income (loss)	136	564	426	(150)	—	976	—	(344)		(344)	632
Less: loss attributable to noncontrolling interest	—	(1)	—	—	—	(1)	—	—		—	(1)

Net income (loss) attributable to SLM Corporation	$136	$565	$426	$(150)	$—	$977	$—	$(344)		$(344)	$633

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2011
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$465	$—	$465
Total other loss	(1,005)	—	(1,005)
Goodwill and acquired intangible assets impairment and amortization	—	21	21

Total “Core Earnings” adjustments to GAAP	$(540)	$(21)	(561)

Income tax benefit			(219)
Loss from discontinued operations, net of tax benefit			(2)

Net loss			$(344)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $(32) million of “other derivative accounting adjustments.”
(5)	Represents the $(153) million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $(32) million of “other derivative accounting adjustments.”

	Year Ended December 31, 2010
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments			Total GAAP
							Reclassifications	Additions/ (Subtractions)	Total Adjustments(2)
Interest income:
Student loans	$2,353	$—	$2,766	$—	$—	$5,119	$888	$(309)	$579	$5,698
Other loans	—	—	—	30	—	30	—	—	—	30
Cash and investments	15	12	8	3	(12)	26	—	—	—	26

Total interest income	2,368	12	2,774	33	(12)	5,175	888	(309)	579	5,754
Total interest expense	753	—	1,408	44	(12)	2,193	69	13 (4)	82	2,275

Net interest income (loss)	1,615	12	1,366	(11)	—	2,982	819	(322)	497	3,479
Less: provisions for loan losses	1,298	—	98	23	—	1,419	—	—	—	1,419

Net interest income (loss) after provisions for loan losses	317	12	1,268	(34)	—	1,563	819	(322)	497	2,060
Servicing revenue	73	818	68	—	(648)	311	—	—	—	311
Contingency revenue	—	330	—	—	—	330	—	—	—	330
Gains on debt repurchases	—	—	—	317	—	317		—	—	317
Other income (loss)	—	50	312	22	—	384	(819)	404 (5)	(415)	(31)

Total other income (loss)	73	1,198	380	339	(648)	1,342	(819)	404	(415)	927
Expenses:
Direct operating expenses	352	411	699	12	(648)	826	—	—	—	826
Overhead expenses	—	—	—	304	—	304	—	—	—	304

Operating expenses	352	411	699	316	(648)	1,130	—	—	—	1,130
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	543	543	543
Restructuring expenses	12	6	55	12	—	85	—	—	—	85

Total expenses	364	417	754	328	(648)	1,215	—	543	543	1,758

Income (loss) from continuing operations, before income tax expense (benefit)	26	793	894	(23)	—	1,690	—	(461)	(461)	1,229
Income tax expense (benefit)(3)	9	286	322	(11)	—	606	—	(106)	(106)	500

Net income (loss) from continuing operations	17	507	572	(12)	—	1,084	—	(355)	(355)	729
Income (loss) from discontinued operations, net of tax expense (benefit)	(3)	12	—	(65)	—	(56)	—	(143)	(143)	(199)

Net income (loss)	$14	$519	$572	$(77)	$—	$1,028	$—	$(498)	$(498)	$530

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2010
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$497	$—	$497
Total other loss	(415)	—	(415)
Goodwill and acquired intangible assets impairment and amortization	—	543	543

Total “Core Earnings” adjustments to GAAP	$82	$(543)	(461)

Income tax benefit			(106)
Loss from discontinued operations, net of tax benefit			(143)

Net loss			$(498)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $(63) million of “other derivative accounting adjustments.”
(5)	Represents the $454 million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $(63) million of “other derivative accounting adjustments.”

Summary of “Core Earnings” Adjustments to GAAP

The two adjustments required to reconcile from our “Core Earnings” results to our GAAP results of operations relate to differing treatments for: (1) our use of derivative instruments to hedge our economic risks that do not qualify for hedge accounting treatment or do qualify for hedge accounting treatment but result in ineffectiveness and (2) the accounting for goodwill and acquired intangible assets. The following table reflects aggregate adjustments associated with these areas.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
“Core Earnings” adjustments to GAAP:
Net impact of derivative accounting(1)	$(194)	$(540)	$82
Net impact of goodwill and acquired intangible assets(2)	(27)	(21)	(543)
Net tax effect(3)	99	219	106
Net effect from discontinued operations	(1)	(2)	(143)

Total “Core Earnings” adjustments to GAAP	$(123)	$(344)	$(498)

(1)	Derivative accounting: “Core Earnings” exclude periodic unrealized gains and losses that are caused by the mark-to-market valuations on derivatives that do not qualify for hedge accounting treatment under GAAP as well as the periodic unrealized gains and losses that are a result of ineffectiveness recognized related to effective hedges under GAAP. These unrealized gains and losses occur in our Consumer Lending, FFELP Loans and Other business segments. Under GAAP, for our derivatives that are held to maturity, the cumulative net unrealized gain or loss over the life of the contract will equal $0 except for Floor Income Contracts where the cumulative unrealized gain will equal the amount for which we sold the contract. In our “Core Earnings” presentation, we recognize the economic effect of these hedges, which generally results in any net settlement cash paid or received being recognized ratably as an interest expense or revenue over the hedged item’s life.
(2)	Goodwill and acquired intangible assets: Our “Core Earnings” exclude goodwill and intangible asset impairment and amortization of acquired intangible assets.
(3)	Net Tax Effect: Such tax effect is based upon our “Core Earnings” effective tax rate for the year.